Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.40563%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$822,298.33

Principal:
Principal Collections	$12,497,922.27
Prepayments in Full	$4,991,192.37
Liquidation Proceeds	$154,252.74
Recoveries	$20,558.55
Sub Total	$17,663,925.93
Collections	$18,486,224.26

Purchase Amounts:
Purchase Amounts Related to Principal	$53,259.58
Purchase Amounts Related to Interest	$267.98
Sub Total	$53,527.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,539,751.82

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,539,751.82
Servicing Fee	$287,337.68	$287,337.68	$0.00	$0.00	$18,252,414.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,252,414.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,252,414.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,252,414.14
Interest - Class A-3 Notes	$416,163.68	$416,163.68	$0.00	$0.00	$17,836,250.46
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$17,493,030.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,493,030.46
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$17,374,342.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,374,342.29
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$17,289,265.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,289,265.21
Regular Principal Payment	$15,773,532.45	$15,773,532.45	$0.00	$0.00	$1,515,732.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,515,732.76
Residual Released to Depositor	$0.00	$1,515,732.76	$0.00	$0.00	$0.00
Total		$18,539,751.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,773,532.45
Total					$15,773,532.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,773,532.45	$49.14	$416,163.68	$1.30	$16,189,696.13	$50.44
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$15,773,532.45	$14.98	$963,148.93	$0.91	$16,736,681.38	$15.89

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$133,528,454.92	0.4159506	$117,754,922.47	0.3668149
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$290,958,454.92	0.2764109	$275,184,922.47	0.2614261

Pool Information
Weighted Average APR	3.010%	3.023%
Weighted Average Remaining Term	31.28	30.53
Number of Receivables Outstanding	19,033	18,495
Pool Balance	$344,805,214.80	$326,831,964.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$314,551,588.26	$298,508,457.06
Pool Factor	0.2938468	0.2785298

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$28,323,507.30
Targeted Overcollateralization Amount	$51,647,041.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,647,041.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$276,623.48
(Recoveries)		50	$20,558.55
Net Loss for Current Collection Period			$256,064.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8912%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3957%
Second Prior Collection Period			0.2383%
Prior Collection Period			0.6831%
Current Collection Period			0.9150%
Four Month Average (Current and Prior Three Collection Periods)			0.5580%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,317	$5,880,251.85
(Cumulative Recoveries)			$1,274,785.43
Cumulative Net Loss for All Collection Periods			$4,605,466.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3925%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,464.88
Average Net Loss for Receivables that have experienced a Realized Loss			$3,496.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	189	$4,451,528.42
61-90 Days Delinquent	0.19%	26	$629,628.22
91-120 Days Delinquent	0.07%	9	$218,144.91
Over 120 Days Delinquent	0.18%	16	$595,945.58
Total Delinquent Receivables	1.80%	240	$5,895,247.13

Repossession Inventory:
Repossessed in the Current Collection Period		12	$306,988.28
Total Repossessed Inventory		17	$510,085.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3105%
Prior Collection Period			0.3100%
Current Collection Period			0.2758%
Three Month Average			0.2988%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4417%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$1,401,143.27
2 Months Extended	107	$2,870,977.37
3+ Months Extended	11	$288,516.71

Total Receivables Extended	169	$4,560,637.35
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer